CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net (Loss) Income	$ (204,969)	$ (4,456)	$ 114,627
Reconciliation of Net Loss to Net Cash Provided by Operating Activities
Depreciation Expense	100,669	90,889	82,610
Impairment Loss on Vessels	110,480	0	0
Impairment Loss on Goodwill	18,979	0	0
Equity Loss from Associate	8,435	46,642	2,462
Drydock Expenditure	(18,776)	(15,382)	(11,450)
Amortization of Deferred Finance Costs	1,393	1,382	1,240
Deferred Compensation Liability	1,303	1,369	324
Share-based Compensation	522	430	388
Other, net	(163)	33	(61)
Changes in Operating Assets and Liabilities
Accounts Receivables	(4,258)	10,084	(11,832)
Accounts Receivables, Related Party	(145)	12	77
Inventory	(2,200)	(6,043)	7,380
Prepaid Expenses and Other Current Assets	(904)	415	262
Accounts Payable and Accrued Liabilities	1,072	668	(3,869)
Voyages in Progress	20,303	1,743	(7,767)
Net Cash Provided by Operating Activities	31,741	127,786	174,391
Cash Flows from Investing Activities
Investment in Vessels	(37,567)	(138,277)	(123,373)
Investment in Other Fixed Assets	0	(87)	(103)
Sale of Other Fixed Assets	0	0	334
Deposits for Vessels under Construction	0	(50,130)	(64,000)
Investment in Nordic American Offshore	(10,000)	0	(9,508)
Dividends received from Associate	1,041	1,685	4,227
Net Cash Used in Investing Activities	(46,526)	(186,809)	(192,423)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	103,748	120,068	0
Proceeds from Use of Credit Facility	0	117,000	80,000
Repayments on Credit Facility	(55,359)	0	0
Transaction Costs Borrowing Facilities	(13,125)	(130)	(4,640)
Dividends Distributed	(54,226)	(125,650)	(123,071)
Net Cash (Used In)/Provided by Financing Activities	(18,962)	111,288	(47,711)
Net (Decrease) Increase in Cash and Cash Equivalents	(33,747)	52,266	(65,743)
Cash and Cash Equivalents at Beginning of Year	82,170	29,889	100,736
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(64)	15	(104)
Release / (deposit) of restricted cash	10,000	0	(5,000)
Cash and Cash Equivalents at the End of Period	58,359	82,170	29,889
Cash Paid for Interest, Net of Amounts Capitalized	19,476	9,840	9,374
Restricted cash	0	10,149	10,000
Cash Paid for Taxes	102	96	47
Fair value of shares distributed as dividend in kind	$ 4,910	$ 0	$ 0